Commitments and Contingencies	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. These leases expire at various dates through 2019. Rent expense was approximately $98 and $71 for the three months ended March 31, 2016 and 2015. Future minimum lease payments required under the operating leases are as follows: 2016 - $270, 2017 - $310, 2018 - $296 and 2019 - $155.

Contract Related Fees

Prior to the Merger, a subsidiary of the Company, as part of the contract to develop its products, has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first. As of March 31, 2016, the subsidiary has $1,252 of contract related expenses, all of which will be owed to the contractor, contingent upon the sale of the subsidiary’s product related to that contract. The Company has not accrued any liability for this contingency. No liability is accrued since no sales have occurred.

Settlement

In March 2016 the Company agreed to settle a dispute regarding a contract. The agreement required the Company to pay $100 to certain parties within 30 days of the agreement. The amount was recorded as an operating expense and included in accrued expenses as of March 31, 2016. The amount was paid in April 2016.